Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity [Abstract]
Dividends, per share (in dollars per share)	1.50	1.30	1.08